EMPLOYEE AND DIRECTOR BENEFITS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company recognized cost	$ 245		$ 825	$ 739
Unrecognized compensation			537	587
Nonvested restricted stock awards	169,189		177,198	140,656	$ 126,637
Company recorded liability			3,578	2,990
Plan expense			589	487
Bank owned life insurance	29,343		22,201	22,458
Bank owned life insurance income	122	$ 125	497	528
Capital Surplus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company recognized cost	103		362	349
Nonvested restricted stock awards	76,426		80,640	65,327	64,592
Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company recognized cost	142
Nonvested restricted stock awards	$ (835)		$ (477)	$ (439)
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive stock option plan (in shares)			474,336,000	1,400,000,000		975,000,000	675,000,000	450,000,000
Weighted average period of years			1 year 7 months 28 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			24,985,000	22,869,000
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			5 years
Restricted Stock | Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company recognized cost			$ 463	$ 390
Nonvested restricted stock awards			$ (477)		$ (392)